Fair value measurement	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair value measurement

Note 5: Fair value measurement

The carrying values of our accounts receivable, prepaid expenses and other current assets, accounts payable, accrued liabilities, and short-term senior notes approximate their recorded values due to the short-term nature of these instruments.

Our cash equivalents (Level 1 estimate) consist of money market funds and Korean market government bonds totaling $82.1 million and $61.1 million, as of March 31, 2021 and December 31, 2020, respectively. We rely on credit market data to track interest rates for other entities with similar risk profiles.

As of March 31, 2021 and December 31, 2020, we believe the fair value of our senior notes (Level 3 estimate) approximates carrying value due to the nature of the instruments and the lack of meaningful change to our credit profile.

Note 5: Fair value measurement

The carrying values of our accounts receivable, prepaid expenses and other current assets, accounts payable, accrued liabilities, and short- term borrowings approximate their fair values due to the short-term nature of these instruments.

Our cash equivalents (Level 1 estimate) consist of money market funds and Korean market government bonds totaling $61.1 million and $25.7 million, as of December 31, 2020 and December 31, 2019, respectively. We rely on credit market data to track interest rates for other entities with similar risk profiles.

We record all debt at inception at fair value. We perform subsequent analysis on available data point to evaluate the fair value of our borrowing as of the balance sheet date. We rely on credit market data to track interest rates for other entities with similar risk profiles. As of December 31, 2020, and 2019, we believe the fair value of our senior notes (a Level 3 estimate) approximates carrying value due to the nature of the instruments and the lack of meaningful change to our credit profile.

As of December 31, 2019, we estimate the fair value of our 2.5% Convertible Bonds (a Level 3 estimate) to be $325.0 million and we estimate the fair value of our 2.5% Non-convertible Bonds with warrants (a Level 3 estimate) to be $133.5 million. The fair value of our 2.5% Convertible Bonds and 2.5% Non-convertible Bonds with warrants were determined based on an analysis of our enterprise value, our common share value, and rights conveyed to holders of the instruments. The 2.5% Convertible Bonds and the 2.5% Non-convertible Bonds are not within the scope of ASC 480 and are not required to be accounted for at fair value. In addition, we elected to not carry these bonds at fair value.